The Nature of Expenses and Others	12 Months Ended
Dec. 31, 2021
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The Nature of Expenses and Others
17.	The Nature of Expenses and Others
The classification of expenses by nature for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of won)
	2019		2020	2021
Changes in inventories	~~W~~	640,048	(119,501)	(1,179,232)
Purchases of raw materials, merchandise and others		12,580,796	12,636,633	15,207,659
Depreciation and amortization		3,695,051	4,134,027	4,500,701
Outsourcing		865,935	988,899	776,755
Labor		3,072,877	2,866,055	3,795,943
Supplies and others		813,262	900,019	1,235,473
Utility		896,112	885,972	1,029,953
Fees and commissions		695,245	679,475	789,885
Shipping		196,002	184,105	345,204
Advertising		193,436	113,547	126,335
Warranty		418,942	309,113	216,873
Travel		95,074	61,520	59,519
Taxes and dues		109,473	141,669	141,131
Impairment loss on property, plant, and equipment		1,550,430	38,494	19,085
Impairment loss on intangible assets		249,450	79,593	29,488
Others		625,504	666,983	671,894

	~~W~~	26,697,637	24,566,603	27,766,666

Total expenses consist of cost of sales, selling, administrative, research and development expenses and other expenses, excluding foreign exchange differences.